TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Other contingent assets (Details) R$ in Millions	12 Months Ended
Dec. 31, 2021 BRL (R$)
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Amount of other pending lawsuits	R$ 73
Estimation of Contingent Assets	R$ 750